Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of long-lived assets by geographic region
	December 31,
	2021	2020

U.S	$6,433	$2,835
Israel	61,339	45,835
EMEA	1,787	1,142
Asia Pacific	642	496

	$70,201	$51,008

Schedule of major customers’ data as a percentage
	Year ended December 31,
	2021	2020	2019

Customer A	27%	11%	12%
Customer B	12%	11%	6%